Significant Accounting Policies - Schedule of Non-Derivative Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Derivative Financial Liabilities [Line Items]
Trade payables and other current liabilities	$ 2,894,846	$ 4,245,794
Borrowings		44,232
Lease liabilities	4,568,542	2,653,502
Total	7,463,388	6,943,528
Within 1 year [Member]
Schedule of Non-Derivative Financial Liabilities [Line Items]
Trade payables and other current liabilities	2,894,846	4,245,794
Borrowings		44,232
Lease liabilities	2,365,069	1,702,231
Total	5,259,915	5,992,257
1 to 5 years [Member]
Schedule of Non-Derivative Financial Liabilities [Line Items]
Trade payables and other current liabilities
Borrowings
Lease liabilities	2,203,473	951,271
Total	$ 2,203,473	$ 951,271